Related Party Transactions	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Related Party Transactions

35.	RELATED PARTY TRANSACTIONS
Balances and transactions within the Group were eliminated upon consolidation. In addition to the aforementioned notes, details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties

Related Party Name	Relationship with the Group

ASE Environmental Protection and Sustainability Foundation	Related party in substance
ASE Cultural and Educational Foundation	Related party in substance

b.	Loans to related parties (recorded under other receivables) - only 2024
Interest revenue

NT$
Related Party Name

HC	$29,960

c.	Contribution to related parties

	For the Year Ended December 31
Relationship and Related Party Name	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Related party in substance
ASE Environmental Protection and Sustainability Foundation	$100,000	$100,000	$100,000	$3,188
ASE Cultural and Educational Foundation	25,000	12,500	17,500	558

	$125,000	$112,500	$117,500	$3,746

d.
ASE entered into a joint development agreement with HC in accordance with the spirit of joint construction principle in June 2020. The agreement stipulated that HC will build plant on the leased land on which that ASE and its affiliates would have the priority purchase right. In August 2024, the board of directors of ASE resolved to purchase such completed plant from HC with NT$5,263,000 thousand.
The transaction price was determined based on the appraisal report issued by independent professional firms. The transaction has been approved by HC’s special shareholders’ meeting in September 2024 and the transaction price was fully paid.

e.
ASE entered into a joint construction and allocation of housing units agreement with HC in August 2021. The agreement stipulated that ASE and HC should provide a part of land located in Kaohsiung and funds, respectively, for the joint construction of plant and consulted with professional appraisal firms to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE and its subsidiaries would have the priority to purchase the property obtained by HC based on the agreed proportion of joint construction. In August 2023, the board of directors resolved to purchase 74.46% building ownership and the corresponding land holdings by NT$1,666,600 thousand based on the agreed proportion of joint construction.

f.
ASE entered into a joint construction and allocation of housing units agreement with HC in April 2022. The agreement stipulated that ASE and HC provided a part of land located in Chung-Li and funds, respectively, for joint construction of plant and consulted with professional appraisal firms to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE would have the priority to purchase the property obtained by HC based on the agreed proportion of joint construction. The board of directors of ASE approved in November 2025 the acquisition from HC of a
72.15%
ownership interest in the building obtained under the joint development allocation ratio, together with the corresponding land interest, for a total consideration of
NT$4,231,000 thousand (US$134,874 thousand
). The transaction price was determined with reference to an appraisal report issued by independent professional firms.

g.
ASE entered into a joint construction and allocation of housing units agreement with HC in June 2024. The agreement stipulated that ASE and HC will provide a part of land located in Kaohsiung and funds, respectively, for joint construction of plant and consulted with professional appraisal firms to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE and its subsidiaries would have the priority to purchase the property which would be obtained by HC based on the agreed proportion of joint construction.

h.
ASE entered into a joint construction and allocation of housing units agreement with HC in November 2025. The agreement stipulated that ASE and HC will provide a part of land located in Kaohsiung and funds, respectively, for joint construction of plant and consulted with professional appraisal firms to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE would purchase from HC the ownership interests of the property held by HC.

i.	Compensation to key management personnel

	For the Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,390,127	$1,350,476	$1,531,851	$48,832
Post-employment benefits	3,841	3,288	6,520	208
Share-based payments	21,033	229,697	614,268	19,581

	$1,415,001	$1,583,461	$2,152,639	$68,621

The compensation to the Group’s key management personnel was determined according to personal performance and market trends.